Aging Analysis of Past Due Financing Receivables (Detail) (Non Trade Receivable, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
31-60 past due	$ 36	$ 41
61-90 past due	1	1
Greater than 90 days past due	18	37
Total past due	55	79
Current	86	44
Total	$ 141	$ 123